Statement of Stockholders' Equity (FY) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In-Capital [Member]	Accumulated Earnings [Member]	Total
Balance at Jul. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 30, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of offering cost	0	$ 53,764	78,695,168	0	78,748,932
Issuance of common stock, net of offering cost (in shares)		5,376,411
Net income	0	$ 0	0	2,106,250	2,106,250
Balance at Sep. 30, 2020	0	$ 53,764	78,695,168	2,106,250	80,855,182
Balance (in shares) at Sep. 30, 2020		5,376,411
Balance at Jul. 30, 2020	0	$ 0	0	0	0
Balance (in shares) at Jul. 30, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of offering cost	0	$ 61,794	90,967,139	0	91,028,933
Issuance of common stock, net of offering cost (in shares)		6,179,392
Issuance of preferred stock, net of offering cost	1	$ 0	101,058	0	101,059
Issuance of preferred stock, net of offering cost (in shares)		0
Dividends declared and paid on common shares ($0.61 per share)	0	$ 0	0	(3,795,912)	(3,795,912)
Net income	0	0	0	4,313,632	4,313,632
Balance at Dec. 31, 2020	1	$ 61,794	91,068,197	517,720	91,647,712
Balance (in shares) at Dec. 31, 2020		6,179,392
Balance at Sep. 30, 2020	0	$ 53,764	78,695,168	2,106,250	80,855,182
Balance (in shares) at Sep. 30, 2020		5,376,411
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					2,207,382
Balance at Dec. 31, 2020	1	$ 61,794	91,068,197	517,720	91,647,712
Balance (in shares) at Dec. 31, 2020		6,179,392
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of offering cost	0	$ 102,072	181,418,125	0	181,520,197
Issuance of common stock, net of offering cost (in shares)		10,263,420
Dividends declared and paid on common shares ($0.61 per share)	0	$ 0	0	(14,374,688)	(14,374,688)
Net income	0	0	0	13,959,222	13,959,222
Balance at Sep. 30, 2021	1	$ 163,866	274,148,323	94,754	274,406,944
Balance (in shares) at Sep. 30, 2021		16,442,812
Balance at Jun. 30, 2021	1	$ 161,169	269,061,069	(765,517)	268,456,722
Balance (in shares) at Jun. 30, 2021		16,116,877
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of offering cost	0	$ 2,697	5,035,825	0	5,038,522
Issuance of common stock, net of offering cost (in shares)		269,650
Dividends declared and paid on common shares ($0.61 per share)	0	$ 0	0	(7,070,409)	(7,070,409)
Net income	0	0	0	7,930,680	7,930,680
Balance at Sep. 30, 2021	$ 1	$ 163,866	$ 274,148,323	$ 94,754	$ 274,406,944
Balance (in shares) at Sep. 30, 2021		16,442,812